Provisions	12 Months Ended
Dec. 31, 2012
Provisions [Abstract]
Provisions

13. Provisions

The movement in the provision for lease contract termination costs is as follows:

(in thousands)	2012 EUR	2011 EUR

Balance, January 1	12,338	14,061
Utilization of the provision	(2,545)	(2,452)
Unwinding of discount	628	421
Effect of exchange rates	(167)	308

Provision for lease contract termination costs	10,254	12,338
Less: current portion of provision for lease contract termination costs	2,280	2,326

Non-current portion of provision for lease contract termination costs	7,974	10,012

The provision for lease contract termination costs relates to an operating lease contract for a building for which no economic benefits are expected. The provision for lease contract termination costs is expected to be utilized by 2017.